1

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of InvestmentsDecember 31, 2025 (unaudited)

		Shares	Value
96.44%	COMMON STOCKS

6.51%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C	1,408	$441,830
	Meta Platforms, Inc.(B)	1,510	996,736
			1,438,566

4.43%	CONSUMER DISCRETIONARY
	Gentex Corp.	17,127	398,545
	Pulte Group, Inc.	4,955	581,023
			979,568

3.23%	CONSUMER STAPLES
	Monster Beverage Corp.(B)	9,315	714,181

4.81%	ENERGY
	Coterra Energy, Inc.	20,469	538,744
	Texas Pacific Land Corp.	1,827	524,751
			1,063,495

14.32%	FINANCIALS
	Erie Indemnity Co.	1,434	411,056
	Interactive Brokers Group, Inc.	13,284	854,294
	Jack Henry & Associates, Inc.	3,589	654,921
	MarketAxess Holdings, Inc.(B)	2,963	537,044
	S&P 500 Global, Inc.	1,355	708,109
			3,165,424

12.46%	HEALTH CARE
	Chemed Corp.	1,329	568,626
	Johnson & Johnson	2,145	443,908
	Regeneron Pharmaceuticals, Inc.	877	676,930
	United Therapeutics Corp.(A)	1,060	516,485
	Vertex Pharmaceuticals	1,206	546,752
			2,752,701

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedDecember 31, 2025 (unaudited)

		Shares	Value
13.47%	INDUSTRIALS
	Automatic Data Processing, Inc.	1,669	$429,317
	EMCOR Group, Inc.	967	591,601
	Fastenal Co.(B)	16,918	678,919
	Graco, Inc.	7,279	596,660
	Snap-on, Inc.	1,972	679,551
			2,976,048

29.31%	INFORMATION TECHNOLOGY
	Adobe, Inc.	2,334	816,877
	Amdocs Ltd. ADR	7,569	609,380
	Cognizant Tech Solutions	6,568	545,144
	F5, Inc.	3,106	792,838
	Intuit, Inc.	929	615,388
	Microsoft Corp.	1,791	866,163
	Nvidia Corp.(B)	4,749	885,688
	ServiceNow, Inc.	3,895	596,675
	Synopsys, Inc.(B)	1,597	750,143
			6,478,296

2.70%	MATERIALS
	Reliance, Inc.	2,063	595,939

5.20%	REAL ESTATE
	Gaming and Leisure Properties, Inc. REIT	13,336	595,986
	Public Storage REIT	2,136	554,292
			1,150,278

96.44%	TOTAL COMMON STOCKS		21,314,496
	(Cost: $18,526,992)

0.00%	WARRANTS

0.00%	HEALTH CARE
	Abiomed, Inc.-CVR(A)(C)	1,065	—

0.00%	TOTAL WARRANTS
	(Cost: $ -)	1,065	—

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedDecember 31, 2025 (unaudited)

0.09%	OPTIONS PURCHASED(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.09%	PUT OPTIONS
	SPDR S&P 500 ETF Trust	125	$8,524,000	$660.00	01/16/26	$19,250
	SPDR S&P 500 ETF Trust	175	11,933,600	640.00	12/31/25	175
	SPDR S&P 500 ETF Trust	125	8,524,000	645.00	12/31/25	250
						19,675

0.09%	TOTAL OPTIONS PURCHASED					$19,675
	(Cost: $95,171)

96.53%	TOTAL INVESTMENTS					21,334,171
	(Cost: $18,547,056)
3.47%	Other assets, net of liabilities					766,309
100.00%	NET ASSETS					$22,100,480

(A)Non-income producing

(B)All or a portion of the security is held as collateral for options written

(C)The warrant is a Level 3 security. The security is valued at $ - (0.00% of net assets)

REIT- Real Estate Investment Trust

ADR- Security represented is held by the custodian in the form of American Depositary Receipts.

CVR- Contingent Value Right

(0.16%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.13%)	CALL OPTIONS
	Fastenal Co.	40	$(160,520)	$44.81	01/16/26	$(100)
	Meta Platforms, Inc.	5	(330,045)	700	01/16/26	(935)
	MarketAxess Holdings, Inc.	10	(181,250)	185	01/16/26	(2,275)
	Monster Beverage Corp.	45	(345,015)	75	03/20/26	(24,075)
	Nvidia Corp.	12	(223,800)	210	01/16/26	(312)
	Synopsys, Inc.	5	(234,860)	570	01/16/26	(65)
	TOTAL CALL OPTIONS					(27,762)
	(Premiums Received: $27,408)

(0.03%)	PUT OPTIONS
	SPDR S&P 500 ETF Trust	125	(8,524,000)	640	01/16/26	(6,625)
	SPDR S&P 500 ETF Trust	175	(11,933,600)	620	12/31/25	(175)
	SPDR S&P 500 ETF Trust	125	(8,524,000)	625	12/31/25	(125)
	TOTAL PUT OPTIONS					(6,925)
	(Premiums Received: $47,700)

(0.16%)	TOTAL OPTIONS WRITTEN					$(34,687)
	(Premiums Received: $75,108)

(A)Non-income producing

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedDecember 31, 2025 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Assets
COMMON STOCKS	$21,314,496	$—	$—	$21,314,496
OPTIONS PURCHASED	—	19,675	—	19,675
	$21,314,496	$19,675	$—	$21,334,171
Liabilities
OPTIONS WRITTEN	$—	$(34,687)	$—	$(34,687)

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $18,547,056, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,807,620
Gross unrealized depreciation	(1,055,192)
Net unrealized appreciation	$2,752,428